Benefit Plans (FY)	12 Months Ended
Dec. 31, 2023
Entity Information [Line Items]
Benefit Plans

8. BENEFIT PLANS

Defined Contribution Plans

All of AES Indiana’s employees are covered by one of two defined contribution plans, the Thrift Plan or the RSP:

The Thrift Plan

Approximately 77% of AES Indiana’s active employees are covered by the Thrift Plan, a qualified defined contribution plan. All union new hires are covered under the Thrift Plan. Participants elect to make contributions to the Thrift Plan based on a percentage of their base compensation. Each participant’s contribution is matched up to certain thresholds of base compensation. The IBEW clerical-technical union new hires receive an annual lump sum company contribution into the Thrift Plan in addition to the company match. Employer contributions to the Thrift Plan were $3.7 million, $3.6 million and $3.4 million for 2023, 2022 and 2021, respectively.

The RSP

Approximately 23% of AES Indiana’s active employees are covered by the RSP, a qualified defined contribution plan containing both match and nondiscretionary components. All non-union new hires are covered under the RSP. Participants elect to make contributions to the RSP based on a percentage of their eligible compensation. Each participant’s contribution is matched in amounts up to, but not exceeding, 5% of the participant’s eligible compensation. Starting in 2018, the RSP also includes a 4% nondiscretionary contribution based as a percentage of each participant’s eligible compensation. Employer contributions (by AES Indiana) relating to the RSP were $2.5 million, $2.1 million and $1.9 million for 2023, 2022 and 2021, respectively.

Defined Benefit Plans

Approximately 65% of AES Indiana’s active employees are covered by the qualified Defined Benefit Pension Plan; while approximately 12% of active employees are IBEW clerical-technical unit employees who are only eligible for the Thrift Plan. The remaining 23% of active employees are covered by the RSP. All non-union new hires are covered under the RSP, while IBEW physical unit union new hires are covered under the Defined Benefit Pension Plan and Thrift Plan. The IBEW clerical-technical unit new hires are no longer covered under the Defined Benefit Pension Plan but do receive an annual lump sum company contribution into the Thrift Plan, in addition to the company match. The Defined Benefit Pension Plan is noncontributory and is funded by AES Indiana through a trust. Benefits for non-union participants in the Defined Benefit Pension Plan are based on salary, years of service and accrued benefits at April 1, 2015. Benefits for eligible union participants are based on each individual employee’s pension band and years of service as opposed to their compensation. Pension bands are based primarily on job duties and responsibilities.

Additionally, a small group of former officers and their surviving spouses are covered under a funded non-qualified Supplemental Retirement Plan. The total number of participants in the plan as of December 31, 2023 was 19. The plan is closed to new participants.

AES Indiana also provides postretirement health care benefits to certain active or retired employees and the spouses of certain active or retired employees. Approximately 123 active employees and 26 retirees (including spouses) were receiving such benefits or entitled to future benefits as of January 1, 2023. The plan is unfunded. These postretirement health care benefits and the related unfunded obligation of $3.0 million and $3.2 million at December 31, 2023 and 2022, respectively, were not material to the consolidated financial statements in the periods covered by this report.

The following table presents information relating to the Pension Plans:

	Pension benefits as of December 31,
	2023	2022
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at January 1	$577,530	$772,040
Service cost	5,189	8,949
Interest cost	29,818	18,099
Actuarial loss (gain)	9,681	(182,590)
Amendments (primarily increases in pension bands)	653	—
Settlements	—	(394)
Benefits paid	(73,325)	(38,575)
Projected benefit obligation at December 31	549,546	577,529
Change in plan assets:
Fair value of plan assets at January 1	611,125	820,684
Actual return/(loss) on plan assets	52,905	(171,002)
Employer contributions	114	412
Settlements	—	(394)
Benefits paid	(73,325)	(38,575)
Fair value of plan assets at December 31	590,819	611,125
Funded status	$41,273	$33,596
Amounts recognized in the statement of financial position:
Non-current assets	$41,273	$33,611
Non-current liabilities	—	(15)
Net amount recognized at end of year	$41,273	$33,596

	Pension benefits as of December 31,
	2023	2022
	(In Thousands)
Sources of change in regulatory assets(1):
Prior service cost arising during period	$653	$—
Net (gain)/loss arising during period	(10,117)	24,069
Amortization of prior service cost	(2,172)	(2,589)
Amortization of loss	(6,145)	(2,622)
Total recognized in regulatory assets	$(17,781)	$18,858
Amounts included in regulatory assets:
Net loss	$115,297	$131,559
Prior service cost	10,136	11,655
Total amounts included in regulatory assets	$125,433	$143,214

(1)	Amounts that would otherwise be charged/credited to Accumulated Other Comprehensive Income or Loss upon application of ASC 715, “Compensation—Retirement Benefits,” are recorded as a regulatory asset or liability because AES Indiana has historically recovered and currently recovers pension and other postretirement benefit expenses in rates. These are unrecognized amounts not yet recognized as components of net periodic benefit costs.

Significant Loss / (Gain) Related to Changes in the Benefit Obligation for the Period

As shown in the table above, an actuarial loss of $9.7 million and an actuarial gain of $182.6 million for the year ended December 31, 2023 and December 31, 2022, respectively, were recognized in the benefit obligation, primarily due to changes in the discount rate.

Pension Benefits and Expense

Reported expenses relevant to the Defined Benefit Pension Plan are dependent upon numerous factors resulting from actual plan experience and assumptions of future experience, including the performance of plan assets and actual benefits paid out in future years. Pension costs associated with the Defined Benefit Pension Plan are impacted by the level of contributions made to the plan, income on plan assets, the adoption of new mortality tables, and employee demographics, including age, job responsibilities, salary and employment periods. Changes made to the provisions of the Defined Benefit Pension Plan may impact current and future pension costs. Pension costs may also be significantly affected by changes in key actuarial assumptions, including anticipated rates of return on plan assets and the corporate bond discount rates, as well as, the adoption of a new mortality table used in determining the projected benefit obligation and pension costs.

The 2023 net actuarial gain of $10.1 million recognized in regulatory assets is comprised of two parts: (1) a $9.7 million pension liability actuarial loss primarily due to a decrease in the discount rate used to value pension liabilities; and (2) a $19.8 million pension asset actuarial gain primarily due to higher than expected return on assets. The unrecognized net loss of $115.3 million in the Pension Plans has accumulated over time primarily due to the long-term declining trend in corporate bond rates and the adoption of new mortality tables which have historically increased the expected benefit obligation due to the longer expected lives of plan participants. In 2023, the accumulated net loss decrease was primarily attributed to an annuity buyout involving a small portion of retirees, which was partially offset by factors such as a reduced discount rate utilized in valuing pension liabilities, along with the amortization of accumulated losses incurred during the year. The unrecognized net loss, to the extent that it exceeds 10% of the greater of the benefit obligation or the assets, will be amortized and included as a component of net periodic benefit cost in future years. The amortization period is approximately 11.66 years based on estimated demographic data as of December 31, 2023. The projected benefit obligation of $549.5 million less the fair value of assets of $590.8 million results in an overfunded status of $41.3 million at December 31, 2023.

	Pension benefits for years ended December 31,
	2023	2022	2021
	(In Thousands)
Components of net periodic benefit cost / (credit):
Service cost	$5,189	$8,949	$9,339
Interest cost	29,818	18,099	15,660
Expected return on plan assets	(33,107)	(35,656)	(41,815)
Amortization of prior service cost	2,172	2,589	2,944

	Pension benefits for years ended December 31,
	2023	2022	2021
	(In Thousands)
Amortization of actuarial loss	6,145	2,424	5,529
Amortization of settlement loss	—	199	—
Net periodic benefit cost / (credit)	10,217	(3,396)	(8,343)
Less: amounts capitalized	1,689	(316)	(771)
Amount charged to expense	$8,528	$(3,080)	$(7,572)
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	5.41%	2.83%	2.46%
Discount rate – supplemental retirement plan	5.32%	2.62%	2.31%
Expected return on defined benefit pension plan assets	5.60%	4.45%	5.05%
Expected return on supplemental retirement plan assets	6.45%	5.50%	3.60%

Pension expense / (income) for the following year is determined as of the December 31 measurement date based on the fair value of the Pension Plans’ assets, the expected long-term rate of return on plan assets, a mortality table assumption that reflects the life expectancy of plan participants, and a discount rate used to determine the projected benefit obligation. For 2023, pension expense / (income) was determined using an assumed long-term rate of return on plan assets of 5.60% for the Defined Benefit Pension Plan and 6.45% for the Supplemental Retirement Plan. As of the December 31, 2023 measurement date, AES Indiana decreased the discount rate from 5.41% to 5.15% for the Defined Benefit Pension Plan and increased the discount rate from 5.32% to 5.66% for the Supplemental Retirement Plan. The discount rate assumptions affect the pension expense / (income) determined for 2024. In addition, AES Indiana decreased the expected long-term rate of return on plan assets from 5.60% to 5.20% for the Defined Benefit Pension Plan and from 6.45% to 6.35% for the Supplemental Retirement Plan for 2024. The expected long-term rate of return assumptions affect the pension expense / (income) determined for 2024. The effect on 2024 total pension expense / (income) of a 25 basis point increase and decrease in the assumed discount rate is $(0.8) million and $0.8 million, respectively.

In determining the discount rate to use for valuing liabilities, we use the market yield curve on high-quality fixed income investments as of December 31, 2023. We project the expected benefit payments under the plan based on participant data and based on certain assumptions concerning mortality, retirement rates, termination rates, etc. The expected benefit payments for each year are discounted back to the measurement date using the appropriate spot rate for each half-year from the yield curve, thereby obtaining a present value of all expected future benefit payments using the yield curve. Finally, an equivalent single discount rate is determined which produces a present value equal to the present value determined using the full yield curve.

Pension Plan Assets and Fair Value Measurements

Pension plan assets consist of investments in cash and cash equivalents, government debt securities, and mutual funds (equity and debt). Differences between actual portfolio returns and expected returns may result in increased or reduced pension costs in future periods. Pension costs for 2024 are determined as of the plans’ measurement date of December 31, 2023. Pension costs are determined for the following year based on the market value of pension plan assets, expected employer contributions, a discount rate used to determine the projected benefit obligation and the expected long-term rate of return on plan assets.

Fair value is defined under ASC 820 as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation includes the Pension Plans’ gains and losses on investments bought and sold, as well as held, during the year.

A description of the valuation methodologies used for each major class of assets and liabilities measured at fair value follows:

●	The non-qualified Supplemental Retirement Plan investments have quoted market prices and are categorized as Level 1 in the fair value hierarchy.

●	The qualified Defined Benefit Pension Plan investments in common collective trusts are valued based on the daily net asset value and are categorized as Level 2 in the fair value hierarchy, except for cash and cash equivalents which are categorized as level 1.

The primary objective of the Pension Plans’ is to provide a source of retirement income for its participants and beneficiaries, while the primary financial objective is to improve the funded status of the Pension Plans. A secondary financial objective is, where possible, to minimize pension expense volatility. The objective is based on a long-term investment horizon, so that interim fluctuations should be viewed with appropriate perspective. There can be no assurance that these objectives will be met.

In establishing our expected long-term rate of return assumption, we utilize a methodology developed by the plan’s investment consultant who maintains a capital market assumption model that takes into consideration risk, return and correlation assumptions across asset classes. A combination of quantitative analysis of historical data and qualitative judgment is used to capture trends, structural changes and potential scenarios not reflected in historical data.

The result of the analyses is a series of inputs that produce a picture of how the plan consultant believes portfolios are likely to behave through time. Capital market assumptions are intended to reflect the behavior of asset classes observed over several market cycles. Stress assumptions are also examined, since the characteristics of asset classes are constantly changing. A dynamic model is employed to manage the numerous assumptions required to estimate portfolio characteristics under different base currencies, time horizons and inflation expectations.

The Pension Plans’ consultant develops forward-looking, long-term capital market assumptions for risk, return and correlations for a variety of global asset classes, interest rates and inflation. These assumptions are created using a combination of historical analysis, current market environment assessment and by applying the consultant’s own judgment. The consultant then determines an equilibrium long-term rate of return. We then take into consideration the investment manager/consultant expenses, as well as any other expenses expected to be paid out of the Pension Plans’ trust. Finally, we have the Pension Plans’ actuary perform a tolerance test of the consultant’s equilibrium expected long-term rate of return. We use an expected long-term rate of return compatible with the actuary’s tolerance level.

The following table summarizes the Company’s target pension plan allocation for 2023:

Asset Category:	Target Allocations
Equity Securities	13.5%
Debt Securities	86.5%

	Fair Value Measurements at December 31, 2023
	(In Thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Common collective trusts:
Equities (a)	$82,652	$2,267	$80,385	14%
Debt securities (b)	387,979	1,168	386,811	66%
Government debt securities (c)	117,397	178	117,219	20%
Total common collective trusts	588,028	3,613	584,415	100%

	Fair Value Measurements at December 31, 2023
	(In Thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Cash and cash equivalents (d)	2,791	2,791	—	—%
Total pension plan assets	$590,819	$6,404	$584,415	100%

(a)	This category represents investments that invest in equity securities of U.S. companies of any market capitalization and other investments (i.e.: futures, swaps, currency forwards) of foreign, emerging markets and seeks to provide long-term total return, which includes capital appreciation and income. The funds are valued using the net asset value method.

(b)	This category represents investments that invest in high quality issues within the U.S. corporate bond markets and global high yield bonds and emerging markets debt denominated in local currency. The funds seek to provide current income and long-term capital preservation along with access to higher yielding, relatively liquid fixed income securities. The funds are valued using the net asset value method.

(c)	This category represents investments that invest in U.S. treasury strips, U.S. government agency obligations, and U.S. treasury obligations. The funds seek investment returns over the long term and are valued using the net asset value method.

(d)	This category represents an investment that seeks to maximize current income on cash reserves to the extent consistent with principal preservation and maintenance of liquidity from a portfolio of obligations of the U.S. Government, its agencies or municipalities, and related money market instruments. Principal preservation is a primary objective. The fund is valued at cost.

	Fair Value Measurements at December 31, 2022
	(In Thousands)
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
Common collective trusts:
Equities (a)	$85,341	$2,017	$83,324	14%
Debt securities (b)	400,291	1,254	399,037	66%
Government debt securities (c)	122,704	420	122,284	20%
Total common collective trusts	608,336	3,691	604,645	100%
Cash and cash equivalents (d)	2,789	2,789	—	—%
Total pension plan assets	$611,125	$6,480	$604,645	100%

(a)	This category represents investments that invest in equity securities of U.S. companies of any market capitalization and other investments (i.e.: futures, swaps, currency forwards) of foreign, emerging markets and seeks to provide long-term total return, which includes capital appreciation and income. The funds are valued using the net asset value method.

(b)	This category represents investments that invest in high quality issues within the U.S. corporate bond markets and global high yield bonds and emerging markets debt denominated in local currency. The funds seek to provide current income and long-term capital preservation along with access to higher yielding, relatively liquid fixed income securities. The funds are valued using the net asset value method.

(c)	This category represents investments that invest in U.S. treasury strips, U.S. government agency obligations, and U.S. treasury obligations. The funds seek investment returns over the long term and are valued using the net asset value method.

(d)	This category represents an investment that seeks to maximize current income on cash reserves to the extent consistent with principal preservation and maintenance of liquidity from a portfolio of obligations of the U.S. Government, its agencies or municipalities, and related money market instruments. Principal preservation is a primary objective. The fund is valued at cost.

Pension Funding

We contributed $0.1 million, $0.4 million, and $0.0 million to the Pension Plans in 2023, 2022 and 2021, respectively. Funding for the qualified Defined Benefit Pension Plan is based upon actuarially determined contributions that take into account the amount deductible for income tax purposes and the minimum contribution required under ERISA, as amended by the Pension Protection Act of 2006, as well as targeted funding levels necessary to meet certain thresholds.

From an ERISA funding perspective, AES Indiana’s funded target liability percentage was estimated to be 98%. In general, AES Indiana must contribute the normal service cost earned by active participants during the plan year; however, this amount can be offset by any surplus or credit balance carried by the Pension Plan. The normal cost is expected to be approximately $6.3 million in 2024 (including $0.4 million for plan expenses), which is expected to be fully offset by the surplus amount. Each year thereafter, if the Pension Plans’ underfunding increases to more than the present value of the remaining annual installments, the excess is separately amortized over a seven-year period. AES Indiana does not expect to make an employer contribution for the calendar year 2024. AES Indiana’s funding policy for the Pension Plans is to contribute annually no less than the minimum required by applicable law, and no more than the maximum amount that can be deducted for federal income tax purposes.

Benefit payments made from the Pension Plans for the years ended December 31, 2023, 2022 and 2021 were $73.3 million, $38.6 million and $63.2 million, respectively. Benefit payments, which reflect future service, are expected to be paid out of the Pension Plans as follows:

Pension Benefits
Year	(In Thousands)
2024	$37,997
2025	38,794
2026	39,665
2027	40,085
2028	41,477
2029 through 2033	200,574

Subsidiaries [Member]
Entity Information [Line Items]
Benefit Plans

8. BENEFIT PLANS

Defined Contribution Plans

All of AES Indiana’s employees are covered by one of two defined contribution plans, the Thrift Plan or the RSP:

The Thrift Plan

Approximately 77% of AES Indiana’s active employees are covered by the Thrift Plan, a qualified defined contribution plan. All union new hires are covered under the Thrift Plan. Participants elect to make contributions to the Thrift Plan based on a percentage of their base compensation. Each participant’s contribution is matched up to certain thresholds of base compensation. The IBEW clerical-technical union new hires receive an annual lump sum company contribution into the Thrift Plan in addition to the company match. Employer contributions to the Thrift Plan were $3.7 million, $3.6 million and $3.4 million for 2023, 2022 and 2021, respectively.

The RSP

Approximately 23% of AES Indiana’s active employees are covered by the RSP, a qualified defined contribution plan containing both match and nondiscretionary components. All non-union new hires are covered under the RSP. Participants elect to make contributions to the RSP based on a percentage of their eligible compensation. Each participant’s contribution is matched in amounts up to, but not exceeding, 5% of the participant’s eligible compensation. Starting in 2018, the RSP also includes a 4% nondiscretionary contribution based as a percentage of each participant’s eligible compensation. Employer contributions (by AES Indiana) relating to the RSP were $2.5 million, $2.1 million and $1.9 million for 2023, 2022 and 2021, respectively.

Defined Benefit Plans

Approximately 65% of AES Indiana’s active employees are covered by the qualified Defined Benefit Pension Plan; while approximately 12% of active employees are IBEW clerical-technical unit employees who are only eligible for the Thrift Plan. The remaining 23% of active employees are covered by the RSP. All non-union new hires are covered under the RSP, while IBEW physical unit union new hires are covered under the Defined Benefit Pension Plan and Thrift Plan. The IBEW clerical-technical unit new hires are no longer covered under the Defined Benefit Pension Plan but do receive an annual lump sum company contribution into the Thrift Plan, in addition to the company match. The Defined Benefit Pension Plan is noncontributory and is funded by AES Indiana through a trust. Benefits for non-union participants in the Defined Benefit Pension Plan are based on salary, years of service and accrued benefits at April 1, 2015. Benefits for eligible union participants are based on each individual employee’s pension band and years of service as opposed to their compensation. Pension bands are based primarily on job duties and responsibilities.

Additionally, a small group of former officers and their surviving spouses are covered under a funded non-qualified Supplemental Retirement Plan. The total number of participants in the plan as of December 31, 2023 was 19. The plan is closed to new participants.

AES Indiana also provides postretirement health care benefits to certain active or retired employees and the spouses of certain active or retired employees. Approximately 123 active employees and 26 retirees (including spouses) were receiving such benefits or entitled to future benefits as of January 1, 2023. The plan is unfunded. These postretirement health care benefits and the related unfunded obligation of $3.0 million and $3.2 million at December 31, 2023 and 2022, respectively, were not material to the consolidated financial statements in the periods covered by this report.

The following table presents information relating to the Pension Plans:

	Pension benefits as of December 31,
	2023	2022
	(In Thousands)
Change in benefit obligation:
Projected benefit obligation at January 1	$577,530	$772,040
Service cost	5,189	8,949
Interest cost	29,818	18,099
Actuarial loss (gain)	9,681	(182,590)
Amendments (primarily increases in pension bands)	653	—
Settlements	—	(394)
Benefits paid	(73,325)	(38,575)
Projected benefit obligation at December 31	549,546	577,529
Change in plan assets:
Fair value of plan assets at January 1	611,125	820,684
Actual return/(loss) on plan assets	52,905	(171,002)
Employer contributions	114	412
Settlements	—	(394)
Benefits paid	(73,325)	(38,575)
Fair value of plan assets at December 31	590,819	611,125
Funded status	$41,273	$33,596
Amounts recognized in the statement of financial position:
Non-current assets	$41,273	$33,611
Non-current liabilities	—	(15)
Net amount recognized at end of year	$41,273	$33,596
Sources of change in regulatory assets(1):
Prior service cost arising during period	$653	$—
Net (gain)/loss arising during period	(10,117)	24,069
Amortization of prior service cost	(2,172)	(2,589)
	Pension benefits as of December 31,
	2023	2022
	(In Thousands)
Amortization of loss	(6,145)	(2,622)
Total recognized in regulatory assets	$(17,781)	$18,858
Amounts included in regulatory assets:
Net loss	$115,297	$131,559
Prior service cost	10,136	11,655
Total amounts included in regulatory assets	$125,433	$143,214

(1)	Amounts that would otherwise be charged/credited to Accumulated Other Comprehensive Income or Loss upon application of ASC 715, “Compensation—Retirement Benefits,” are recorded as a regulatory asset or liability because AES Indiana has historically recovered and currently recovers pension and other postretirement benefit expenses in rates. These are unrecognized amounts not yet recognized as components of net periodic benefit costs.

Significant Loss / (Gain) Related to Changes in the Benefit Obligation for the Period

As shown in the table above, an actuarial loss of $9.7 million and an actuarial gain of $182.6 million for the year ended December 31, 2023 and December 31, 2022, respectively, were recognized in the benefit obligation, primarily due to changes in the discount rate.

Pension Benefits and Expense

Reported expenses relevant to the Defined Benefit Pension Plan are dependent upon numerous factors resulting from actual plan experience and assumptions of future experience, including the performance of plan assets and actual benefits paid out in future years. Pension costs associated with the Defined Benefit Pension Plan are impacted by the level of contributions made to the plan, income on plan assets, the adoption of new mortality tables, and employee demographics, including age, job responsibilities, salary and employment periods. Changes made to the provisions of the Defined Benefit Pension Plan may impact current and future pension costs. Pension costs may also be significantly affected by changes in key actuarial assumptions, including anticipated rates of return on plan assets and the corporate bond discount rates, as well as, the adoption of a new mortality table used in determining the projected benefit obligation and pension costs.

The 2023 net actuarial gain of $10.1 million recognized in regulatory assets is comprised of two parts: (1) a $9.7 million pension liability actuarial loss primarily due to a decrease in the discount rate used to value pension liabilities; and (2) a $19.8 million pension asset actuarial gain primarily due to higher than expected return on assets. The unrecognized net loss of $115.3 million in the Pension Plans has accumulated over time primarily due to the long-term declining trend in corporate bond rates and the adoption of new mortality tables which have historically increased the expected benefit obligation due to the longer expected lives of plan participants. In 2023, the accumulated net loss decrease was primarily attributed to an annuity buyout involving a small portion of retirees, which was partially offset by factors such as a reduced discount rate utilized in valuing pension liabilities, along with the amortization of accumulated losses incurred during the year. The unrecognized net loss, to the extent that it exceeds 10% of the greater of the benefit obligation or the assets, will be amortized and included as a component of net periodic benefit cost in future years. The amortization period is approximately 11.66 years based on estimated demographic data as of December 31, 2023. The projected benefit obligation of $549.5 million less the fair value of assets of $590.8 million results in an overfunded status of $41.3 million at December 31, 2023.

	Pension benefits for years ended December 31,
	2023	2022	2021
	(In Thousands)
Components of net periodic benefit cost / (credit):
Service cost	$5,189	$8,949	$9,339
Interest cost	29,818	18,099	15,660
Expected return on plan assets	(33,107)	(35,656)	(41,815)
Amortization of prior service cost	2,172	2,589	2,944
	Pension benefits for years ended December 31,
	2023	2022	2021
	(In Thousands)
Amortization of actuarial loss	6,145	2,424	5,529
Amortization of settlement loss	—	199	—
Net periodic benefit cost / (credit)	10,217	(3,396)	(8,343)
Less: amounts capitalized	1,689	(316)	(771)
Amount charged to expense	$8,528	$(3,080)	$(7,572)
Rates relevant to each year’s expense calculations:
Discount rate – defined benefit pension plan	5.41%	2.83%	2.46%
Discount rate – supplemental retirement plan	5.32%	2.62%	2.31%
Expected return on defined benefit pension plan assets	5.60%	4.45%	5.05%
Expected return on supplemental retirement plan assets	6.45%	5.50%	3.60%

Pension expense / (income) for the following year is determined as of the December 31 measurement date based on the fair value of the Pension Plans’ assets, the expected long-term rate of return on plan assets, a mortality table assumption that reflects the life expectancy of plan participants, and a discount rate used to determine the projected benefit obligation. For 2023, pension expense / (income) was determined using an assumed long-term rate of return on plan assets of 5.60% for the Defined Benefit Pension Plan and 6.45% for the Supplemental Retirement Plan. As of the December 31, 2023 measurement date, AES Indiana decreased the discount rate from 5.41% to 5.15% for the Defined Benefit Pension Plan and increased the discount rate from 5.32% to 5.66% for the Supplemental Retirement Plan. The discount rate assumptions affect the pension expense / (income) determined for 2024. In addition, AES Indiana decreased the expected long-term rate of return on plan assets from 5.60% to 5.20% for the Defined Benefit Pension Plan and from 6.45% to 6.35% for the Supplemental Retirement Plan for 2024. The expected long-term rate of return assumptions affect the pension expense / (income) determined for 2024. The effect on 2024 total pension expense / (income) of a 25 basis point increase and decrease in the assumed discount rate is $(0.8) million and $0.8 million, respectively.

In determining the discount rate to use for valuing liabilities, we use the market yield curve on high-quality fixed income investments as of December 31, 2023. We project the expected benefit payments under the plan based on participant data and based on certain assumptions concerning mortality, retirement rates, termination rates, etc. The expected benefit payments for each year are discounted back to the measurement date using the appropriate spot rate for each half-year from the yield curve, thereby obtaining a present value of all expected future benefit payments using the yield curve. Finally, an equivalent single discount rate is determined which produces a present value equal to the present value determined using the full yield curve.

Pension Plan Assets and Fair Value Measurements

Pension plan assets consist of investments in cash and cash equivalents, government debt securities, and mutual funds (equity and debt). Differences between actual portfolio returns and expected returns may result in increased or reduced pension costs in future periods. Pension costs for 2024 are determined as of the plans’ measurement date of December 31, 2023. Pension costs are determined for the following year based on the market value of pension plan assets, expected employer contributions, a discount rate used to determine the projected benefit obligation and the expected long-term rate of return on plan assets.

Fair value is defined under ASC 820 as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend date. Net appreciation includes the Pension Plans’ gains and losses on investments bought and sold, as well as held, during the year.

A description of the valuation methodologies used for each major class of assets and liabilities measured at fair value follows:

●	The non-qualified Supplemental Retirement Plan investments have quoted market prices and are categorized as Level 1 in the fair value hierarchy.

●	The qualified Defined Benefit Pension Plan investments in common collective trusts are valued based on the daily net asset value and are categorized as Level 2 in the fair value hierarchy, except for cash and cash equivalents which are categorized as level 1.

The primary objective of the Pension Plans’ is to provide a source of retirement income for its participants and beneficiaries, while the primary financial objective is to improve the funded status of the Pension Plans. A secondary financial objective is, where possible, to minimize pension expense volatility. The objective is based on a long-term investment horizon, so that interim fluctuations should be viewed with appropriate perspective. There can be no assurance that these objectives will be met.

In establishing AES Indiana’s expected long-term rate of return assumption, we utilize a methodology developed by the plan’s investment consultant who maintains a capital market assumption model that takes into consideration risk, return and correlation assumptions across asset classes. A combination of quantitative analysis of historical data and qualitative judgment is used to capture trends, structural changes and potential scenarios not reflected in historical data.

The result of the analyses is a series of inputs that produce a picture of how the plan consultant believes portfolios are likely to behave through time. Capital market assumptions are intended to reflect the behavior of asset classes observed over several market cycles. Stress assumptions are also examined, since the characteristics of asset classes are constantly changing. A dynamic model is employed to manage the numerous assumptions required to estimate portfolio characteristics under different base currencies, time horizons and inflation expectations.

The Pension Plans’ consultant develops forward-looking, long-term capital market assumptions for risk, return and correlations for a variety of global asset classes, interest rates and inflation. These assumptions are created using a combination of historical analysis, current market environment assessment and by applying the consultant’s own judgment. The consultant then determines an equilibrium long-term rate of return. AES Indiana then takes into consideration the investment manager/consultant expenses, as well as any other expenses expected to be paid out of the Pension Plans’ trust. Finally, AES Indiana has the Pension Plans’ actuary perform a tolerance test of the consultant’s equilibrium expected long-term rate of return. AES Indiana uses an expected long-term rate of return compatible with the actuary’s tolerance level.

The following table summarizes AES Indiana’s target pension plan allocation for 2023:

Asset Category:	Target Allocations
Equity Securities	13.5%
Debt Securities	86.5%

		Fair Value Measurements at December 31, 2023
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
		(in thousands)
Common collective trusts:
Equities(1)	$82,652	$2,267	$80,385	14%
Debt securities(2)	387,979	1,168	386,811	66%
Government debt securities(3)	117,397	178	117,219	20%
Total common collective trusts	588,028	3,613	584,415	100%
Cash and cash equivalents(4)	2,791	2,791	—	—%
Total pension plan assets	$590,819	$6,404	$584,415	100%

(1)	This category represents investments that invest in equity securities of U.S. companies of any market capitalization and other investments (i.e.: futures, swaps, currency forwards) of foreign, emerging markets and seeks to provide long-term total return, which includes capital appreciation and income. The funds are valued using the net asset value method.

(2)	This category represents investments that invest in high quality issues within the U.S. corporate bond markets and global high yield bonds and emerging markets debt denominated in local currency. The funds seek to provide current income and long-term capital preservation along with access to higher yielding, relatively liquid fixed income securities. The funds are valued using the net asset value method.

(3)	This category represents investments that invest in U.S. treasury strips, U.S. government agency obligations, and U.S. treasury obligations. The funds seek investment returns over the long term and are valued using the net asset value method.

(4)	This category represents an investment that seeks to maximize current income on cash reserves to the extent consistent with principal preservation and maintenance of liquidity from a portfolio of obligations of the U.S. Government, its agencies or municipalities, and related money market instruments. Principal preservation is a primary objective. The fund is valued at cost.

		Fair Value Measurements at December 31, 2022
		Quoted Prices in Active Markets for Identical Assets	Significant Observable Inputs
Asset Category	Total	(Level 1)	(Level 2)%
		(in thousands)
Common collective trusts:
Equities (1)	$85,341	$2,017	$83,324	14%
Debt securities (2)	400,291	1,254	399,037	66%
Government debt securities (3)	122,704	420	122,284	20%
Total common collective trusts	608,336	3,691	604,645	100%
Cash and cash equivalents (4)	2,789	2,789	—	—%
Total pension plan assets	$611,125	$6,480	$604,645	100%

(1)	This category represents investments that invest in equity securities of U.S. companies of any market capitalization and other investments (i.e.: futures, swaps, currency forwards) of foreign, emerging markets and seeks to provide long-term total return, which includes capital appreciation and income. The funds are valued using the net asset value method.

(2)	This category represents investments that invest in high quality issues within the U.S. corporate bond markets and global high yield bonds and emerging markets debt denominated in local currency. The funds seek to provide current income and long-term capital preservation along with access to higher yielding, relatively liquid fixed income securities. The funds are valued using the net asset value method.

(3)	This category represents investments that invest in U.S. treasury strips, U.S. government agency obligations, and U.S. treasury obligations. The funds seek investment returns over the long term and are valued using the net asset value method.

(4)	This category represents an investment that seeks to maximize current income on cash reserves to the extent consistent with principal preservation and maintenance of liquidity from a portfolio of obligations of the U.S. Government, its agencies or municipalities, and related money market instruments. Principal preservation is a primary objective. The fund is valued at cost.

Pension Funding

AES Indiana contributed $0.1 million, $0.4 million, and $0.0 million to the Pension Plans in 2023, 2022 and 2021, respectively. Funding for the qualified Defined Benefit Pension Plan is based upon actuarially determined contributions that take into account the amount deductible for income tax purposes and the minimum contribution required under ERISA, as amended by the Pension Protection Act of 2006, as well as targeted funding levels necessary to meet certain thresholds.

From an ERISA funding perspective, AES Indiana’s funded target liability percentage was estimated to be 98%. In general, AES Indiana must contribute the normal service cost earned by active participants during the plan year; however, this amount can be offset by any surplus or credit balance carried by the Pension Plan. The normal cost is expected to be approximately $6.3 million in 2024 (including $0.4 million for plan expenses), which is expected to be fully offset by the surplus amount. Each year thereafter, if the Pension Plans’ underfunding increases to more than the present value of the remaining annual installments, the excess is separately amortized over a seven-year period. AES Indiana does not expect to make an employer contribution for the calendar year 2024. AES Indiana’s funding policy for the Pension Plans is to contribute annually no less than the minimum required by applicable law, and no more than the maximum amount that can be deducted for federal income tax purposes.

Benefit payments made from the Pension Plans for the years ended December 31, 2023, 2022 and 2021 were $73.3 million, $38.6 million and $63.2 million, respectively. Benefit payments, which reflect future service, are expected to be paid out of the Pension Plans as follows:

Year	Pension Benefits
(In Thousands)
2024	$37,997
2025	38,794
2026	39,665
2027	40,085
2028	41,477
2029 through 2033	200,574